Trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables.
Payable to suppliers	$ 200,999	$ 147,512
Trade notes and bills payable	5,001	1,689
Total	$ 206,000	$ 149,201